Intangible assets, net	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Intangible assets, net

11.Intangible assets, net

Intangible assets, net, consisted of the following:

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2016
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(3,191)	—
Purchased software and others	29,013	(17,300)	11,713

	41,204	(29,491)	11,713

As of December 31, 2017
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(3,191)	—
Purchased software and others	30,327	(20,139)	10,188

	42,518	(32,330)	10,188

Amortization expense was RMB 2,312, RMB 3,043 and RMB 2,839 for the years ended December 31, 2015, 2016 and 2017, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

Amortization expense of the existing intangible assets for each of the next five years will be approximately RMB 1,804.